Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge | $	$ 0	$ 93,468
Available-for-sale, amortized cost | $	2,785,608	2,435,752
Held-to-maturity, fair value | $	$ 2,566,470	$ 2,671,040
Common shares, par value (in BMD per share) | $ / shares	$ 0.01	$ 0.01
Common shares, issued (in shares)	39,948,264	43,537,979
Common shares, outstanding (in shares)	39,948,264	43,537,979
Treasury common shares, at cost (in shares)	0	619,212
Voting Common Stock
Common shares, authorized (in shares)	2,000,000,000	2,000,000,000
Non-voting Common Stock
Common shares, authorized (in shares)	6,000,000,000	6,000,000,000